(LOSS) EARNING PER SHARE	6 Months Ended
Jun. 30, 2025
(Loss) Earning per share
(LOSS) EARNING PER SHARE

Note 19    (LOSS) EARNING PER SHARE

The following table sets forth the computation of basic and diluted (loss) earning per common share for the three and six months ended June 30, 2025 and 2024.

	For three months ended June 30,		For six months ended June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Numerator:
Net income (loss) attributable to the Company	(491,708)	84,423	(739,725)	(204,153)

Denominator:
Weighted-average shares outstanding
- Basic	14,256,576	13,471,273	14,143,498	12,719,624
- Diluted	14,256,576	13,471,273	14,143,498	12,719,624

(Loss) Earning per share:
- Basic	(0.0345)	0.0063	(0.0523)	(0.0161)
- Diluted	(0.0345)	0.0063	(0.0523)	(0.0161)